CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (8,966,000)	$ (21,386,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on legal settlement	(4,078,000)
Depreciation	42,000	83,000
Loss on disposal of fixed assets	1,000
Full-cost ceiling test write-down	753,000	14,331,000
Internal costs written off to general, administrative and other	1,275,000
Stock based compensation	146,000	280,000
Stock issued in lieu of cash bonuses	57,000
Stock issued for Settlement	1,308,000
Changes in operating assets and liabilities:
(Increase) decrease in Accounts receivable - joint interest	0	(28,000)
Decrease in Prepaid expenses	972,000	886,000
(Increase) decrease in Deposits and other current assets	(104,000)	2,000
Decrease in Accounts payable and accrued expenses	426,000	435,000
Net cash used in operating activities	(8,168,000)	(5,397,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(45,000)	(1,000)
Investment in unproved oil and gas properties	(2,568,000)	(20,000)
Net cash used in investing activities	(2,613,000)	(21,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Preferred stock issued	1,191,000
Offering costs	(210,000)
Proceeds from exercise of stock options	64,000
Net cash provided by financing activities	1,045,000
DECREASE IN CASH AND CASH EQUIVALENTS	(9,736,000)	(5,418,000)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	10,327,000	18,374,000
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 591,000	$ 12,956,000